Capital Stock - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2016 TWD ($) $ / shares shares
Disclosure of classes of share capital [Line Items]
Authorized capital | $			$ 36,000,000	$ 36,000,000
Paid-in-capital		$ 1,051,404	$ 31,163,611	$ 31,163,611
Par value per share | $ / shares			$ 10	$ 10
Percentage of American Depository shares as common stock outstanding to vote		51.00%	51.00%
Depositary Shares [member]
Disclosure of classes of share capital [Line Items]
Number of shares issued, value | $	$ 1,500,000
Number of shares issued		30,000,000	30,000,000
Number of shares of common stock represented by each ADSs		5	5
Offering price per share | $ / shares		$ 8.49
Number of shares outstanding		35,557,636	35,557,636	37,783,392